Disposal of Baichuan (Details) ¥ in Thousands	Mar. 01, 2022 CNY (¥)
Disposal of Baichuan [Abstract]
Equity percentage	100.00%
Shareholders ownership consideration amount	¥ 50,000
Reorganization amount	28,000
Recognized dividend amount	500
Proceeds from transferring entity	¥ 22,000